Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23: SUBSEQUENT EVENTS

On February 14, 2020, the Company agreed to a $25,000 loan facility (the “New BBVA Facility”) with BBVA, which can be drawn if certain conditions are met. The new BBVA Facility can be used to repay the existing loan facility with BBVA, which as of December 31, 2019 had an outstanding amount of $14,275, and for general corporate purposes. The new loan will bear interest at a rate of LIBOR (180 days) plus 325 basis points, will be repayable in equal quarterly installments with final maturity in March 31, 2022 and will be secured by assignments of certain receivables. Our board of directors declared a $27,500 dividend, which was paid on February 21, 2020.